Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Registrant Name	dei_EntityRegistrantName	Janus Investment Fund
Entity Central Index Key	dei_EntityCentralIndexKey	0000277751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2024
Document Effective Date	dei_DocumentEffectiveDate	Apr. 03, 2024
Prospectus Date	rr_ProspectusDate	Oct. 27, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A